Schedule of Inventories (Details) (Parenthetical) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
DisclosureOfInventoryLineItems [Line Items]
Balance, opening	$ (47,664)
Additions: cost expensed due to project cancellation	(496,147)	(48,231)
Foreign currency Impact	(5,004)	567
Balance, closing	$ (548,815)	$ (47,664)
Camilus purchase agreement [member]
DisclosureOfInventoryLineItems [Line Items]
Description of purchase agreement	According to the Camilus Purchase Agreement, the purchase price includes a consideration of $2,155,703 (USD $1,575,000), which is to be paid upon reaching specific milestones: 20% upon the Closing Date, 60% upon achieving Notice to Proceed (“NTP”), and the remaining 20% upon the Commercial Operation Date (“COD”). The purchase price shall be subject to further adjustment if certain conditions, as defined in the Camillus Purchase Agreement, are met.
Purchase price includes consideration	$ 1,575,000